Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Statement of Cash Flows [Abstract]
Net cash provided by operating activities	¥ 74,197,711	$ 10,165,046	¥ 85,607,856
Cash Flows From Investing Activities
Purchase of intangible assets			(264,606)
Prepayment for equity investments	(4,375,000)	(599,373)
Net cash used in investing activities	(4,375,000)	(599,373)	(264,606)
Cash Flows From Financing Activities
Proceeds from issuance of convertible notes , net of discount	16,024,928	2,250,000
Payment of issuance costs for issuance of convertible noes	(2,483,924)	(394,889)
Proceeds from short-term bank borrowings	32,000,000	4,383,982	25,000,000
Repayment of short-term bank borrowings	(25,014,237)	(3,426,936)	(25,453,560)
Borrowings from related parties	2,500,000	342,499	26,500,000
Repayment of borrowings from related parties			(15,000,000)
Payment of offering cost			(1,771,436)
Net cash (used in) provided by financing activities	23,026,767	3,154,656	9,275,004
Effect of exchange rate changes on cash and cash equivalents	(80,500)	(11,032)	(1,513)
Net increase in cash, cash equivalents and restricted cash	92,768,978	12,709,297	94,616,741
Cash, cash equivalents and restricted cash at beginning of the period	46,145,326	6,321,884	19,873,652
Cash, cash equivalents and restricted cash at end of the period	138,914,304	19,031,181	114,490,393
Supplemental Cash Flow Information
Cash paid for interest expense	556,776	76,278	507,297
Cash paid for income tax
Non-cash Investing and Financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	5,013,830	686,892	81,674
Disposal of operating lease right-of-use assets	(1,508,268)	(206,632)
Settlement of convertible notes by issuance of ordinary shares	¥ 9,789,421	$ 1,341,145